Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Schedule of intangible assets
For the year ended December 31, 2020	USD thousands
IPR&D related to TyrNovo (see 5A below)	6,172
IPR&D related to Famewave (see 5B below)	14,310

Total intangible assets	20,482

Schedule of acquisition date fair value of each major class of consideration

USD thousands
Cash	2,000
Equity instruments issued (564,625 Ordinary Shares) (1)	1,800
Assignment of loan to the Company	(101)
Total consideration transferred	3,699

(1)	The fair value of the Ordinary Shares issued was based on the listed share price of the Group on January 11, 2017 of approximately USD 3.19 per share.

Tyr Novo Ltd [Member]
Statement Line Items [Line Items]
Schedule of recognized amounts of assets acquired and liabilities assumed at the date of acquisition

USD thousands
Current assets	21
Fixed assets, net	3
Intangible assets (2)	6,172
Short-term credit from bank	(16)
Trade payables	(123)
Other payables	(212)
Long-term related parties	(130)
Total net identifiable assets	5,715

(2)	In-process research and development

FameWave Ltd [Member]
Statement Line Items [Line Items]
Schedule of recognized amounts of assets acquired and liabilities assumed at the date of acquisition
USD thousands
Cash	69
Intangible assets (1)	14,310
Other receivables	6
Trade payables	(2,283)
Other payables	(2,102)
Total net identifiable assets	10,000

(1)	In-process research and development